SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Summary of calculation of basic and diluted net income (loss) per common share
The following data show the amounts used in computing EPS and the effect on income and the weighted average number of shares:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Net loss	$(3,923,219)	$(1,927,665)	$(10,106,564)	$(6,739,408)
Dividends on preferred stock	(803,762)	(715,565)	(2,384,683)	(2,123,361)

Net loss available to common shareholders used in basic and diluted EPS	$(4,726,981)	$(2,643,230)	$(12,491,247)	$(8,862,769)

Weighted average number of common shares used in basic and diluted EPS	10,744,338	9,997,421	10,518,296	9,965,351
Net loss per common share – basic and diluted	$(0.44)	$(0.26)	$(1.19)	$(0.89)

The following data show the amounts used in computing EPS and the effect on income and the weighted average number of shares:

	2021	2020
Net loss	$(9,383,975)	$(11,024,537)
Dividends on preferred stock	(2,856,048)	(2,106,053)

Net loss available to common shareholders used in basic and diluted EPS	$(12,240,023)	$(13,130,590)

Weighted average number of common shares used in basic and diluted EPS	9,973,846	9,928,478
Loss per common share – basic and diluted	$(1.23)	$(1.32)

Tailwind Acquisition Corp.
Summary of reconciliation of common stock subject to possible redemption
At September 30, 2022 and December 31, 2021, the Class A common stock reflected in the condensed consolidated balance sheets are reconciled in the following table:

Gross proceeds	$334,215,700
Less:
Proceeds allocated to Public Warrants	(12,700,197)
Common stock issuance costs	(18,132,174)
Plus:
Accretion of carrying value to redemption value	30,832,371

Class A Common stock subject to possible redemption, December 31, 2021	334,215,700
Plus:
Accretion of carrying value to redemption value	—

Class A Common stock subject to possible redemption, March 31, 2022	334,215,700
Plus:
Accretion of carrying value to redemption value	440,203

Class A Common stock subject to possible redemption, June 30, 2022	334,655,903
Less:
Redemption of Class A common stock on September 7, 2022	(302,873,885)
Plus:
Accretion of carrying value to redemption value	1,110,667

Class A Common stock subject to possible redemption, September 30, 2022	$32,892,685

At December 31, 2021 and 2020, the Class A Common Stock reflected in the consolidated balance sheets are reconciled in the following table:

Gross proceeds	$334,215,700
Less:
Proceeds allocated to Public Warrants	(12,700,197)
Class A Common stocks issuance costs	(18,132,174)
Plus:
Accretion of carrying value to redemption value	30,832,371

Class A Common stocks subject to possible redemption	$334,215,700

Summary of calculation of basic and diluted net income (loss) per common share

	Three Months Ended				Nine Months Ended
	September 30, 2022		September 30, 2021		September 30, 2022		September 30, 2021
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Numerator:
Allocation of net income	$333,860	$105,144	$15,974,063	$3,993,516	$9,027,332	$2,425,352	$13,635,696	$3,408,924
Denominator:
Basic and diluted weighted average ordinary share outstanding	26,530,664	8,355,393	33,421,570	8,355,393	31,099,360	8,355,393	33,421,570	8,355,393

Basic and diluted net income per ordinary share	$0.01	$0.01	$0.48	$0.48	$0.29	$0.29	$0.41	$0.41

The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

	Year Ended December 31, 2021		For the Period from May 29, 2020 (inception) through December 31, 2020
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per common stock
Numerator:
Allocation of net income (loss)	$14,231,590	$3,557,898	$(12,476,946)	$(5,423,580)
Denominator:
Basic and diluted weighted average shares outstanding	33,421,570	8,355,393	18,333,191	7,969,220

Basic and diluted net income (loss) per common stock	$0.43	$0.43	$(0.68)	$(0.68)